Offerings - Offering: 1	Sep. 20, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Notes due 2032
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 600,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,560
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-260287) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.